Prepayments, Receivables and Other Assets, Net	12 Months Ended
Jun. 30, 2026
Prepayments, Receivables and Other Assets, Net [Abstract]
PREPAYMENTS, RECEIVABLES AND OTHER ASSETS, NET

NOTE 5 – PREPAYMENTS, RECEIVABLES AND OTHER ASSETS, NET

Prepaid expenses and other current assets, net consisted of the following:

	As of June 30,
	2026	2025
Loans to third parties(1)	$4,585,103	$4,585,103
Other receivables	137,361	268,924
Subtotal	4,722,464	4,854,027
Less: allowance for doubtful accounts	(4,593,178)	(27,938)
Prepaid expenses and other current assets	$129,286	$4,826,089

(1)	The first category is loans issued to business partners for short-term working capital. The loan term is within 1 year, with an annual interest rate of 8%, and interest is paid semi-annually.

Among these, the US$1.5 million loan of Borrower A was extended on March 11, 2025, with the maturity date of the extended loan being March 12, 2026. The US$1 million loan of Borrower A was matured on November 11, 2025. The US$0.5 million loan of Borrower A was extended on June 16, 2025, and the maturity date of the extended loan is June 16, 2026. The US$1.02 million loan of Borrower B was extended on February 15, 2025, and the maturity date of the extended loan is February 15, 2026. As of June 30, 2026, the aggregate principal and interest outstanding for Borrower A amounted to $3,027,671, and the aggregate principal and interest outstanding for Borrower B amounted to $1,051,199.

The second category is the funds facilitated to a third party for higher yield of idle funds. As of June 30, 2025, the company has paid a total of $500,000. The maturity date of this entrusted fund is 203 days, with a yield rate of 4.3%. Among this, $150,000 matured on August 13, 2025. The company re-entrusted the total matured principal and earnings of $153,587, and the updated maturity date is March 14, 2026. The maturity date of the remaining $350,000 entrusted fund is October 28, 2025. As of June 30, 2026, the combined carrying amount of receivable principal and interest amounted to $506,233.

As of June 30, 2026, none of the aforementioned loans and entrusted funds were extended. The counterparty’s financial condition deteriorated, and it failed to repay both principal and interest in accordance with the contractual terms. The Company evaluated the recoverability of these loans and entrusted funds. Based on such evaluation, the Company determined that these financial assets exhibited significant collectibility risks, and accordingly recognized an allowance for credit losses of $4,585,103.

Individual loan exceeding 5% of current assets are as following:

	June 30, 2026
Name of The Borrowers	Principal Amount	Annual Interest Rate	Interest Receivable as of June 30, 2026	Contract Term
Borrowers A*	$1,500,000	8%	$5,836	2025.03.11-2026.03.12
Borrowers A*	1,000,000	8%	$20,411	2024.11.12-2025.11.11
Borrowers B*	$1,020,000	8%	$31,199	2025.02.15-2026.02.15

*	As the principal and interest have not been received in accordance with the contractual terms, the Company anticipates that full recovery of such receivables may not be probable. Interest receivable was accrued only up to June 30, 2025, and no additional interest income was accrued for the year ended June 30, 2026.

	June 30, 2025
Name of The Borrowers	Principal Amount	Annual Interest Rate	Interest Receivable as of June 30, 2025	Contract Term
Borrowers A	$1,500,000	8%	$5,836	2025.03.11-2026.03.12
Borrowers A	1,000,000	8%	$20,411	2024.11.12-2025.11.11
Borrowers B	$1,020,000	8%	$31,199	2025.02.15-2026.02.15

The movement of allowance of doubtful accounts is as follows:

	Years Ended June 30,
	2026	2025
Balance at beginning of the year	$27,938	$28,063
Current year addition	4,565,240	(125)
Balance at end of the year	$4,593,178	$27,938